RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	$ 5,962	$ 4,925	$ 5,284
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	5,932	4,917	5,268
Tobacco Exposure Tests [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	18	2	9
Alzheimer's Disease Therapeutics [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	4		2
Anti-Infectives [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	4	4	4
Research and Development Program [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	$ 4	$ 2	$ 1